INTANGIBLE ASSETS - Disclosure of Changes in Intangible Assets (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Mar. 01, 2021	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period		$ 11,261
Balance at end of period		11,026	$ 11,261
GrafTech International Ltd.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Dispositions	$ (71)
Intangible assets other than goodwill derecognized	$ 71
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period		12,874	12,504
Additions		136	610
Dispositions		(148)	(173)
Acquisitions through business combinations		91	171
Assets reclassified as held for sale		0	(1)
Foreign currency translation		7	(237)
Balance at end of period		12,960	12,874
Intangible assets other than goodwill derecognized		148	173
Accumulated Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period		(1,613)	(945)
Dispositions		73	90
Foreign currency translation		(3)	(6)
Amortization/impairment expense		(391)	(752)
Balance at end of period		(1,934)	(1,613)
Intangible assets other than goodwill derecognized		$ (73)	$ (90)